Financial Derivatives Contracts for Hedge Accounting (Details) - Schedule of Forecasted Cash Flows for Inflation Risk - Interest rate risk - CLP ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Net flows
Schedule of Forecasted Cash Flows for Inflation Risk [Line Items]
Forecasted cash flows for inflation risk	$ 1,262,335	$ 1,650,616
Net flows | Demand
Schedule of Forecasted Cash Flows for Inflation Risk [Line Items]
Forecasted cash flows for inflation risk	0	0
Net flows | Up to 1 month
Schedule of Forecasted Cash Flows for Inflation Risk [Line Items]
Forecasted cash flows for inflation risk	271,330	106,476
Net flows | Between 1 and 3 months
Schedule of Forecasted Cash Flows for Inflation Risk [Line Items]
Forecasted cash flows for inflation risk	213,868	171,277
Net flows | Between 3 and 12 months
Schedule of Forecasted Cash Flows for Inflation Risk [Line Items]
Forecasted cash flows for inflation risk	194,028	428,243
Net flows | Between 1 and 3 years
Schedule of Forecasted Cash Flows for Inflation Risk [Line Items]
Forecasted cash flows for inflation risk	251,292	575,027
Net flows | Between 3 and 5 years
Schedule of Forecasted Cash Flows for Inflation Risk [Line Items]
Forecasted cash flows for inflation risk	214,085	12,545
Net flows | More than 5 years
Schedule of Forecasted Cash Flows for Inflation Risk [Line Items]
Forecasted cash flows for inflation risk	117,732	357,048
Inflows
Schedule of Forecasted Cash Flows for Inflation Risk [Line Items]
Forecasted cash flows for inflation risk	1,370,725	1,797,835
Inflows | Demand
Schedule of Forecasted Cash Flows for Inflation Risk [Line Items]
Forecasted cash flows for inflation risk	0	0
Inflows | Up to 1 month
Schedule of Forecasted Cash Flows for Inflation Risk [Line Items]
Forecasted cash flows for inflation risk	305,137	106,476
Inflows | Between 1 and 3 months
Schedule of Forecasted Cash Flows for Inflation Risk [Line Items]
Forecasted cash flows for inflation risk	219,141	173,281
Inflows | Between 3 and 12 months
Schedule of Forecasted Cash Flows for Inflation Risk [Line Items]
Forecasted cash flows for inflation risk	211,825	469,031
Inflows | Between 1 and 3 years
Schedule of Forecasted Cash Flows for Inflation Risk [Line Items]
Forecasted cash flows for inflation risk	253,780	628,318
Inflows | Between 3 and 5 years
Schedule of Forecasted Cash Flows for Inflation Risk [Line Items]
Forecasted cash flows for inflation risk	263,110	63,681
Inflows | More than 5 years
Schedule of Forecasted Cash Flows for Inflation Risk [Line Items]
Forecasted cash flows for inflation risk	117,732	357,048
Outflows
Schedule of Forecasted Cash Flows for Inflation Risk [Line Items]
Forecasted cash flows for inflation risk	(108,390)	(147,219)
Outflows | Demand
Schedule of Forecasted Cash Flows for Inflation Risk [Line Items]
Forecasted cash flows for inflation risk	0	0
Outflows | Up to 1 month
Schedule of Forecasted Cash Flows for Inflation Risk [Line Items]
Forecasted cash flows for inflation risk	(33,807)	0
Outflows | Between 1 and 3 months
Schedule of Forecasted Cash Flows for Inflation Risk [Line Items]
Forecasted cash flows for inflation risk	(5,273)	(2,004)
Outflows | Between 3 and 12 months
Schedule of Forecasted Cash Flows for Inflation Risk [Line Items]
Forecasted cash flows for inflation risk	(17,797)	(40,788)
Outflows | Between 1 and 3 years
Schedule of Forecasted Cash Flows for Inflation Risk [Line Items]
Forecasted cash flows for inflation risk	(2,488)	(53,291)
Outflows | Between 3 and 5 years
Schedule of Forecasted Cash Flows for Inflation Risk [Line Items]
Forecasted cash flows for inflation risk	(49,025)	(51,136)
Outflows | More than 5 years
Schedule of Forecasted Cash Flows for Inflation Risk [Line Items]
Forecasted cash flows for inflation risk	0	0
Net flows
Schedule of Forecasted Cash Flows for Inflation Risk [Line Items]
Forecasted cash flows for inflation risk	(1,262,335)	(1,650,616)
Net flows | Demand
Schedule of Forecasted Cash Flows for Inflation Risk [Line Items]
Forecasted cash flows for inflation risk	0	0
Net flows | Up to 1 month
Schedule of Forecasted Cash Flows for Inflation Risk [Line Items]
Forecasted cash flows for inflation risk	(271,330)	(106,476)
Net flows | Between 1 and 3 months
Schedule of Forecasted Cash Flows for Inflation Risk [Line Items]
Forecasted cash flows for inflation risk	(213,868)	(171,277)
Net flows | Between 3 and 12 months
Schedule of Forecasted Cash Flows for Inflation Risk [Line Items]
Forecasted cash flows for inflation risk	(194,028)	(428,243)
Net flows | Between 1 and 3 years
Schedule of Forecasted Cash Flows for Inflation Risk [Line Items]
Forecasted cash flows for inflation risk	(251,292)	(575,027)
Net flows | Between 3 and 5 years
Schedule of Forecasted Cash Flows for Inflation Risk [Line Items]
Forecasted cash flows for inflation risk	(214,085)	(12,545)
Net flows | More than 5 years
Schedule of Forecasted Cash Flows for Inflation Risk [Line Items]
Forecasted cash flows for inflation risk	(117,732)	(357,048)
Inflows
Schedule of Forecasted Cash Flows for Inflation Risk [Line Items]
Forecasted cash flows for inflation risk	108,390	147,219
Inflows | Demand
Schedule of Forecasted Cash Flows for Inflation Risk [Line Items]
Forecasted cash flows for inflation risk	0	0
Inflows | Up to 1 month
Schedule of Forecasted Cash Flows for Inflation Risk [Line Items]
Forecasted cash flows for inflation risk	33,807	0
Inflows | Between 1 and 3 months
Schedule of Forecasted Cash Flows for Inflation Risk [Line Items]
Forecasted cash flows for inflation risk	5,273	2,004
Inflows | Between 3 and 12 months
Schedule of Forecasted Cash Flows for Inflation Risk [Line Items]
Forecasted cash flows for inflation risk	17,797	40,788
Inflows | Between 1 and 3 years
Schedule of Forecasted Cash Flows for Inflation Risk [Line Items]
Forecasted cash flows for inflation risk	2,488	53,291
Inflows | Between 3 and 5 years
Schedule of Forecasted Cash Flows for Inflation Risk [Line Items]
Forecasted cash flows for inflation risk	49,025	51,136
Inflows | More than 5 years
Schedule of Forecasted Cash Flows for Inflation Risk [Line Items]
Forecasted cash flows for inflation risk	0	0
Outflows
Schedule of Forecasted Cash Flows for Inflation Risk [Line Items]
Forecasted cash flows for inflation risk	(1,370,725)	(1,797,835)
Outflows | Demand
Schedule of Forecasted Cash Flows for Inflation Risk [Line Items]
Forecasted cash flows for inflation risk	0	0
Outflows | Up to 1 month
Schedule of Forecasted Cash Flows for Inflation Risk [Line Items]
Forecasted cash flows for inflation risk	(305,137)	(106,476)
Outflows | Between 1 and 3 months
Schedule of Forecasted Cash Flows for Inflation Risk [Line Items]
Forecasted cash flows for inflation risk	(219,141)	(173,281)
Outflows | Between 3 and 12 months
Schedule of Forecasted Cash Flows for Inflation Risk [Line Items]
Forecasted cash flows for inflation risk	(211,825)	(469,031)
Outflows | Between 1 and 3 years
Schedule of Forecasted Cash Flows for Inflation Risk [Line Items]
Forecasted cash flows for inflation risk	(253,780)	(628,318)
Outflows | Between 3 and 5 years
Schedule of Forecasted Cash Flows for Inflation Risk [Line Items]
Forecasted cash flows for inflation risk	(263,110)	(63,681)
Outflows | More than 5 years
Schedule of Forecasted Cash Flows for Inflation Risk [Line Items]
Forecasted cash flows for inflation risk	$ (117,732)	$ (357,048)